Retirement Plans and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Plans and Postretirement Benefit Plans [Abstract]
Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table presents the status of the Company's Pension Plan, the Restoration of Retirement Income Plan and the postretirement benefit plans for 2017 and 2016. These amounts have been recorded in Accrued Benefit Obligations with the offset in Accumulated Other Comprehensive Loss (except OG&E's portion, which is recorded as a regulatory asset as discussed in Note 1) in the Company's Consolidated Balance Sheets.  The amounts in Accumulated Other Comprehensive Loss and those recorded as a regulatory asset represent a net periodic benefit cost to be recognized in the Consolidated Statements of Income in future periods. The benefit obligation for the Company's Pension Plan and the Restoration of Retirement Income Plan represents the projected benefit obligation, while the benefit obligation for the postretirement benefit plans represents the accumulated postretirement benefit obligation. The accumulated postretirement benefit obligation for the Company's Pension Plan and Restoration of Retirement Income Plan differs from the projected benefit obligation in that the former includes no assumption about future compensation levels. The accumulated postretirement benefit obligation for the Pension Plan and the Restoration of Retirement Income Plan at December 31, 2017 was $626.9 million and $7.5 million, respectively. The accumulated postretirement benefit obligation for the Pension Plan and the Restoration of Retirement Income Plan at December 31, 2016 was $608.0 million and $6.1 million, respectively. The details of the funded status of the Pension Plan, the Restoration of Retirement Income Plan and the postretirement benefit plans and the amounts included in the Consolidated Balance Sheets are as follows:

	Pension Plan		Restoration of Retirement Income Plan		Postretirement Benefit Plans
December 31 (In millions)	2017	2016	2017	2016	2017	2016
Change in benefit obligation
Beginning obligations	$672.2	$680.0	$7.0	$25.1	$215.9	$225.3
Service cost	15.5	15.8	0.3	0.3	0.6	0.8
Interest cost	26.2	25.5	0.3	0.4	7.2	9.5
Plan settlements	(50.2)	—	—	(20.6)	(28.1)	—
Plan amendments	—	—	—	—	(39.6)	—
Participants' contributions	—	—	—	—	3.5	3.6
Actuarial losses (gains)	38.6	4.7	0.7	1.8	5.6	(7.6)
Benefits paid	(14.8)	(53.8)	(0.2)	—	(15.7)	(15.7)
Ending obligations	$687.5	$672.2	$8.1	$7.0	$149.4	$215.9

Change in plans' assets
Beginning fair value	$595.9	$581.7	$—	$—	$53.1	$55.3
Actual return on plans' assets	84.4	48.0	—	—	2.8	2.0
Employer contributions	20.0	20.0	0.2	20.6	34.6	7.9
Plan settlements	(50.2)	—	—	(20.6)	(28.1)	—
Participants' contributions	—	—	—	—	3.5	3.6
Benefits paid	(14.8)	(53.8)	(0.2)	—	(15.7)	(15.7)
Ending fair value	$635.3	$595.9	$—	$—	$50.2	$53.1
Funded status at end of year	$(52.2)	$(76.3)	$(8.1)	$(7.0)	$(99.2)	$(162.8)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Net Periodic Benefit Cost

	Pension Plan			Restoration of Retirement Income Plan			Postretirement Benefit Plans
Year Ended December 31 (In millions)	2017	2016	2015	2017	2016	2015	2017	2016	2015
Included in Other Operation and Maintenance:
Service cost	$15.5	$15.8	$16.1	$0.3	$0.3	$1.3	$0.6	$0.8	$1.5
Included in Other Net Periodic Pension and Postretirement (Cost) Benefit:
Interest cost	26.2	25.5	26.1	0.3	0.4	0.7	7.2	9.5	10.3
Expected return on plan assets	(42.6)	(41.5)	(46.0)	—	—	—	(2.2)	(2.3)	(2.4)
Amortization of net loss	17.4	16.5	18.0	0.4	0.7	0.6	2.0	2.6	13.9
Amortization of unrecognized prior service cost (A)	(0.1)	(0.1)	0.4	0.1	0.1	0.1	(3.5)	(8.8)	(16.5)
Settlement	15.3	—	21.7	—	8.6	—	0.6	—	—
Total net periodic benefit cost	31.7	16.2	36.3	1.1	10.1	2.7	4.7	1.8	6.8
Less: Amount paid by unconsolidated affiliates	4.3	5.1	4.2	—	0.3	0.1	0.3	0.2	1.3
Net periodic benefit cost (B)	$27.4	$11.1	$32.1	$1.1	$9.8	$2.6	$4.4	$1.6	$5.5

(A)
Unamortized prior service cost is amortized on a straight-line basis over the average remaining service period to the first eligibility age of participants who are expected to receive a benefit and are active at the date of the plan amendment.

(B)	In addition to the $32.9 million, $22.5 million and $40.2 million of net periodic benefit cost recognized in 2017, 2016 and 2015, respectively, OG&E recognized the following:

•
a change in pension expense in 2017, 2016 and 2015 of $(2.3) million, $9.9 million and $(3.1) million, respectively, to maintain the allowable amount to be recovered for pension expense in the Oklahoma jurisdiction, which are included in the Pension tracker regulatory asset or liability (see Note 1);

•
an increase in postretirement medical expense in 2017, 2016 and 2015 of $6.2 million, $7.9 million and $5.8 million, respectively, to maintain the allowable amount to be recovered for postretirement medical expense in the Oklahoma jurisdiction which are included in the Pension tracker regulatory asset or liability (see Note 1); and

•
a deferral of pension expense in 2017, 2016 and 2015 of $1.1 million, $0.1 million and $1.9 million related to the Arkansas jurisdictional portion of the pension settlement charge of $15.3 million, $8.6 million and $21.7 million, respectively.

Schedule of Capitalized Pension and Postretirement Cost [Table Text Block]

(In millions)	2017	2016	2015
Capitalized portion of net periodic pension benefit cost	$4.4	$4.0	$5.0
Capitalized portion of net periodic postretirement benefit cost	1.2	0.8	1.9

Schedule of Assumptions Used [Table Text Block]
Rate Assumptions

	Pension Plan and Restoration of Retirement Income Plan			Postretirement Benefit Plans
Year Ended December 31	2017	2016	2015	2017	2016	2015
Discount rate	3.60%	4.00%	4.00%	3.70%	4.20%	4.25%
Rate of return on plans' assets	7.50%	7.50%	7.50%	4.00%	4.00%	4.00%
Compensation increases	4.20%	4.20%	4.20%	N/A	N/A	N/A
Assumed health care cost trend:
Initial trend	N/A	N/A	N/A	7.50%	6.75%	6.10%
Ultimate trend rate	N/A	N/A	N/A	4.50%	4.50%	4.50%
Ultimate trend year	N/A	N/A	N/A	2030	2026	2026
N/A - not applicable

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

ONE-PERCENTAGE POINT INCREASE
Year Ended December 31 (In millions)	2017	2016	2015
Effect on aggregate of the service and interest cost components	$—	$—	$—
Effect on accumulated postretirement benefit obligations	0.1	0.2	0.2

ONE-PERCENTAGE POINT DECREASE
Year Ended December 31 (In millions)	2017	2016	2015
Effect on aggregate of the service and interest cost components	$—	$—	$0.1
Effect on accumulated postretirement benefit obligations	0.3	0.7	0.7

Projected Benefit Obligation Funded Status Thresholds [Table Text Block]
The Pension Plan assets are held in a trust which follows an investment policy and strategy designed to reduce the funded status volatility of the Plan by utilizing liability driven investing. The purpose of liability-driven investing is to structure the asset portfolio to more closely resemble the pension liability and thereby more effectively hedge against changes in the liability. The investment policy follows a glide path approach that shifts a higher portfolio weighting to fixed income as the Plan's funded status increases. The table below sets forth the targeted fixed income and equity allocations at different funded status levels.

Projected Benefit Obligation Funded Status Thresholds	<90%	95%	100%	105%	110%	115%	120%
Fixed income	50%	58%	65%	73%	80%	85%	90%
Equity	50%	42%	35%	27%	20%	15%	10%
Total	100%	100%	100%	100%	100%	100%	100%

Pension Plan Equity Asset Allocation Table [Table Text Block]
Within the portfolio's overall allocation to equities, the funds are allocated according to the guidelines in the table below.

Asset Class	Target Allocation	Minimum	Maximum
Domestic Large Cap Equity	40%	35%	60%
Domestic Mid-Cap Equity	15%	5%	25%
Domestic Small-Cap Equity	25%	5%	30%
International Equity	20%	10%	30%

Schedule of Allocation of Plan Assets [Table Text Block]
The following tables summarize the Pension Plan's investments that are measured at fair value on a recurring basis at December 31, 2017 and 2016. There were no Level 3 investments held by the Pension Plan at December 31, 2017 and 2016.

(In millions)	December 31, 2017	Level 1	Level 2	Net Asset Value (A)
Common stocks	$225.9	$225.9	$—	$—
U.S. Treasury notes and bonds (B)	169.7	169.7	—	—
Mortgage- and asset-backed securities	43.4	—	43.4	—
Corporate fixed income and other securities	153.8	—	153.8	—
Commingled fund (C)	29.9	—	—	29.9
Foreign government bonds	4.0	—	4.0	—
U.S. municipal bonds	1.2	—	1.2	—
Money market fund	4.3	—	—	4.3
Mutual fund	7.8	7.8	—	—
Futures:
U.S. Treasury futures (receivable)	13.4	—	13.4	—
U.S. Treasury futures (payable)	(11.4)	—	(11.4)	—
Cash collateral	0.3	0.3	—	—
Forward contracts:
Receivable (foreign currency)	0.1	—	0.1	—
Total Pension Plan investments	$642.4	$403.7	$204.5	$34.2
Receivable from broker for securities sold	—
Interest and dividends receivable	3.2
Payable to broker for securities purchased	(10.3)
Total Pension Plan assets	$635.3

(In millions)	December 31, 2016	Level 1	Level 2	Net Asset Value (A)
Common stocks	$237.1	$237.1	$—	$—
U.S. Treasury notes and bonds (B)	122.3	122.3	—	—
Mortgage-backed securities	59.2	—	59.2	—
Corporate fixed income and other securities	137.6	—	137.6	—
Commingled fund (C)	23.8	—	—	23.8
Foreign government bonds	5.2	—	5.2	—
U.S. municipal bonds	1.9	—	1.9	—
Money market fund	2.2	—	—	2.2
Mutual fund	9.0	9.0	—	—
Futures:
U.S. Treasury futures (receivable)	10.7	—	10.7	—
U.S. Treasury futures (payable)	(2.3)	—	(2.3)	—
Cash collateral	0.3	0.3	—	—
Forward contracts:
Receivable (foreign currency)	0.2	—	0.2	—
Total Pension Plan investments	$607.2	$368.7	$212.5	$26.0
Receivable from broker for securities sold	—
Interest and dividends receivable	3.0
Payable to broker for securities purchased	(14.3)
Total Pension Plan assets	$595.9

(A)
GAAP allows the measurement of certain investments that do not have a readily determinable fair value at the net asset value. These investments do not consider the observability of inputs; therefore, they are not included within the fair value hierarchy.

(B)	This category represents U.S. Treasury notes and bonds with a Moody's Investors Services rating of Aaa and Government Agency Bonds with a Moody's Investors Services rating of A1 or higher.

(C)	This category represents units of participation in a commingled fund that primarily invested in stocks of international companies and emerging markets.
The following tables summarize the postretirement benefit plans' investments that are measured at fair value on a recurring basis at December 31, 2017 and 2016.  There were no Level 2 investments held by the postretirement benefit plans at December 31, 2017 and 2016.

(In millions)	December 31, 2017	Level 1	Level 3
Group retiree medical insurance contract	$40.2	$—	$40.2
Mutual funds investment:
U.S. equity investments	9.5	9.5	—
Cash	0.5	0.5	—
Total plan investments	$50.2	$10.0	$40.2

(In millions)	December 31, 2016	Level 1	Level 3
Group retiree medical insurance contract	$44.7	$—	$44.7
Mutual funds investment:
U.S. equity investments	8.1	8.1	—
Money market funds investment	0.3	0.3	—
Total plan investments	$53.1	$8.4	$44.7

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The following table summarizes the postretirement benefit plans' investments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

Year Ended December 31 (In millions)	2017
Group retiree medical insurance contract:
Beginning balance	$44.7
Interest income	0.8
Dividend income	0.5
Net unrealized gains related to instruments held at the reporting date	0.3
Claims paid	(5.9)
Realized losses	(0.1)
Investment fees	(0.1)
Ending balance	$40.2

Schedule of Expected Benefit Payments [Table Text Block]
The Medicare Prescription Drug, Improvement and Modernization Act of 2003 expanded coverage for prescription drugs.  The following table summarizes the gross benefit payments the Company expects to pay related to its postretirement benefit plans, including prescription drug benefits.

(In millions)	Gross Projected Postretirement Benefit Payments
2018	$11.4
2019	11.5
2020	11.6
2021	11.6
2022	11.7
After 2022	48.6

 The following table summarizes the benefit payments the Company expects to pay related to OGE Energy's Pension Plan and Restoration of Retirement Income Plan.  These expected benefits are based on the same assumptions used to measure the Company's benefit obligation at the end of the year and include benefits attributable to estimated future employee service.

(In millions)	Projected Benefit Payments
2018	$65.6
2019	62.0
2020	63.4
2021	62.3
2022	61.1
After 2022	285.0